PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in the fair value of plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ (554,666)	R$ (789,519)
Distribution of reserves	(99,493)	(91,921)
Balance at the end of the year	(765,655)	(554,666)
Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	4,170,438	4,415,345
Benefits paid	(229,934)	(213,169)
Participants contributions paid	368	336
Sponsor contributions paid	1,488	1,505
Interest income on plan assets	349,751	323,277
Return on plan assets excluding interest income	(10,038)	(264,935)
Distribution of reserves	(99,493)	(91,921)
Balance at the end of the year	4,182,580	4,170,438
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	26,359	91,272
Distribution of reserves	(99,493)	(91,921)
Balance at the end of the year	(64,725)	26,359
Post-retirement pension plans | Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	3,310,273	3,411,297
Benefits paid	(182,298)	(169,257)
Participants contributions paid	368	336
Sponsor contributions paid	1,445	1,465
Interest income on plan assets	276,655	247,591
Return on plan assets excluding interest income	(33,641)	(89,238)
Distribution of reserves	(99,493)	(91,921)
Balance at the end of the year	3,273,309	3,310,273
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(581,025)	(880,791)
Balance at the end of the year	(700,930)	(581,025)
Post-retirement health plans | Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	860,165	1,004,048
Benefits paid	(47,636)	(43,912)
Sponsor contributions paid	43	40
Interest income on plan assets	73,096	75,686
Return on plan assets excluding interest income	23,603	(175,697)
Balance at the end of the year	R$ 909,271	R$ 860,165